Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advances to third parties	¥ 105,598	¥ 54,713
Advances to employees	21	8,577
Receivables from selling subsidiaries	10,344	45,450
Prepaid rental fees	3,402	1,103
School deposits	120,719	21,038
Deposits for financing arrangements		6,700
Low-value consumables	81	1,522
Others	878	1,558
Prepaid expenses and other current assets	¥ 241,403	¥ 140,661